STOCKHOLDERS’ EQUITY (Details Narrative)									12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Nov. 20, 2025 USD ($)	Nov. 19, 2025 USD ($) shares	Oct. 28, 2025 shares	Aug. 06, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 03, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 09, 2025 $ / shares	Jul. 11, 2025 USD ($)	May 09, 2025 USD ($)	May 02, 2025 USD ($)	Apr. 29, 2025 USD ($)	Jun. 12, 2024 $ / shares
Class of Stock [Line Items]
Preferred stock, par value | $ / shares		$ 0						$ 0.0001	$ 0
Preferred shares, received | shares								770,416
Proceeds from offerings								$ 3,000,000
Net cash proceeds		$ 880,000	$ 880,000					2,900,000
Cancellation agreement description									On November 19, 2025, the Company entered into a transfer and cancellation agreement (the “Cancellation Agreement”) with Fetch to terminate the prior Securities Purchase Agreement. Pursuant to the Cancellation Agreement, Fetch will convert 22,104 Series A4 preferred shares of the Company into 22,651 shares of Common Stock of the Company and Fetch will transfer the remaining 2,289,144 Series A preferred shares and all of Fetch’s right, title, and interest in and to all of the Remaining Securities, to the Company. In exchange, the Company will return the 11,300,000 FET tokens and make a payment of $880,000 to Fetch.
Line of credit, maximum borrowing capacity													$ 5,000,000
Line of credit														$ 2,000,000
Payment to purchase of tokens														2,000,000
Debt right to convert									$ 1,500,000
Convertible notes outstanding		$ 500,000							500,000
Shares issued, value	[1]									$ 3,079,016
Net cash proceeds									$ 3,455,000
Conversion shares | shares										4,828
Ordinary shares, par value | $ / shares		$ 0							$ 0	$ 0							$ 1.10
Common Stock [Member]
Class of Stock [Line Items]
Preferred shares, received | shares	[1]								95,000
Purchase price shares | shares	[1]										1,452
Shares issued | shares	[1]									26,429
Shares issued, value	[1]
Non refundable equity award | shares		1,070,742							1,070,742	86,604
Exercise of warrants, shares | shares									1,592,742	86,604
Issuance of shares | shares		1,432,131							1,432,131	73,614
Conversion shares | shares									910,131	73,613
Two Notes [Member]
Class of Stock [Line Items]
Line of credit															$ 1,000,000
Additional Two Notes [Member]
Class of Stock [Line Items]
Line of credit														$ 1,000,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued sold | shares							2,311,248
Gross proceeds							$ 5,200,000
Purchase price shares | shares							11,300,000
Net cash proceeds						$ 485,000
Cancellation Agreement [Member]
Class of Stock [Line Items]
Cancellation agreement description				the Company entered into a transfer and cancellation agreement (“the Cancellation Agreement”) with Fetch Compute Inc (“Fetch”) to terminate and cancel the parties March 31, 2025 SPA. Per the Cancellation Agreement, Fetch will convert 22,104 Series A4 Preferred Shares into 22,651 Ordinary Shares and will transfer all rights, titles and interests in the remaining 2,289,144 Series A4 Preferred Shares back to the Company. In exchange, the Company will return the 11,300,000 FET tokens and make a payment of $880,000 to Fetch, on the terms set forth in the Cancellation Agreement.
Securities and Purchase Agreement [Member] | Institutional Investor [Member]
Class of Stock [Line Items]
Line of credit, maximum borrowing capacity																$ 20,000,000
Service Agreement [Member]
Class of Stock [Line Items]
Line of credit				$ 1,500,000
Non refundable equity award | shares				95,000
Non refundable equity award | shares				182,349
At The Market Offering Agreement [Member]
Class of Stock [Line Items]
Shares issued sold | shares										26,429
Gross proceeds										$ 3,210,075
Offering expenses										131,059
At The Market Offering Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from offerings										2,300
Net proceeds										$ 3,079,016
Equity Purchase Facility Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued sold | shares					1,000,000,000.0
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value								$ 1,540,832
Preferred stock, par value | $ / shares		$ 0.0001							$ 0.0001
Debt right to convert shares | shares									387,305
Conversion ratio										0.000030
Series A4 Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares							$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value		$ 1,341							$ 1,341	$ 126
Preferred stock, par value | $ / shares		$ 0.0001							$ 0.0001	$ 0.0001
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares						12,540,000
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares							$ 0.0001
Series A4 Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares						126,005
Shares issued, value						$ 500,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value		$ 550							$ 550
Preferred stock, par value | $ / shares		$ 0.0001							$ 0.0001	$ 0.0001
Series C Preferred Stock [Member] | Share Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares												$ 0.0001
Shares issued for acquisition | shares									5,500,000
Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares		$ 0.0001							$ 0.0001
Conversion shares | shares										160,916,850

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.